Stock-Based Compensation (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Range of exercise price per share from $5.10 to $6.98
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 5.10
Exercise price, high end of the range	$ 6.98
Stock Options Outstanding - Number Outstanding (in shares)	106
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.87
Stock Options Exercisable - Number Exercisable (in shares)	106
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 6.87
Range of exercise price per share from $7.02 to $7.32
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 7.02
Exercise price, high end of the range	$ 7.32
Stock Options Outstanding - Number Outstanding (in shares)	334
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.28
Stock Options Exercisable - Number Exercisable (in shares)	334
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.28
Range of exercise price per share from $7.51 to $7.51
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 7.51
Exercise price, high end of the range	$ 7.51
Stock Options Outstanding - Number Outstanding (in shares)	2,128
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.51
Stock Options Exercisable - Number Exercisable (in shares)	116
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.51
Range of exercise price per share from $7.64 to $8.96
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 7.64
Exercise price, high end of the range	$ 8.96
Stock Options Outstanding - Number Outstanding (in shares)	196
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 8.34
Stock Options Exercisable - Number Exercisable (in shares)	94
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 8.21
Range of exercise price per share from $9.01 to $9.24
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 9.01
Exercise price, high end of the range	$ 9.24
Stock Options Outstanding - Number Outstanding (in shares)	247
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 9.03
Stock Options Exercisable - Number Exercisable (in shares)	247
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.03
Range of exercise price per share from $9.48 to $9.89
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 9.48
Exercise price, high end of the range	$ 9.89
Stock Options Outstanding - Number Outstanding (in shares)	293
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 9.51
Stock Options Exercisable - Number Exercisable (in shares)	293
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.51
Range of exercise price per share from $10.36 to $10.80
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 10.36
Exercise price, high end of the range	$ 10.80
Stock Options Outstanding - Number Outstanding (in shares)	334
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 10.39
Stock Options Exercisable - Number Exercisable (in shares)	334
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 10.39
Range of exercise price per share from $10.37 to $11.82
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 11.17
Exercise price, high end of the range	$ 11.82
Stock Options Outstanding - Number Outstanding (in shares)	85
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 11.43
Stock Options Exercisable - Number Exercisable (in shares)	85
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 11.43
Range of exercise price per share from $5.10 to $11.82
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of the range	$ 5.10
Exercise price, high end of the range	$ 11.82
Stock Options Outstanding - Number Outstanding (in shares)	3,723
Stock Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 8.12
Stock Options Exercisable - Number Exercisable (in shares)	1,609
Stock Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 8.86
Employee Stock Option | Range of exercise price per share from $5.10 to $6.98
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	4 years 3 months 18 days
Employee Stock Option | Range of exercise price per share from $7.02 to $7.32
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	4 years 3 months 22 days
Employee Stock Option | Range of exercise price per share from $7.51 to $7.51
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	9 years 1 month 17 days
Employee Stock Option | Range of exercise price per share from $7.64 to $8.96
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	6 years 5 months 19 days
Employee Stock Option | Range of exercise price per share from $9.01 to $9.24
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	1 year 9 months 18 days
Employee Stock Option | Range of exercise price per share from $9.48 to $9.89
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	2 years 10 months 2 days
Employee Stock Option | Range of exercise price per share from $10.36 to $10.80
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	2 years 6 months 29 days
Employee Stock Option | Range of exercise price per share from $10.37 to $11.82
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	2 years 2 months 27 days
Employee Stock Option | Range of exercise price per share from $5.10 to $11.82
Stock options outstanding and exercisable by exercise price range
Stock Options Outstanding - Weighted Average Remaining Contractual Life (in years)	6 years 8 months 9 days